As filed with the Securities and Exchange Commission on December 28, 2009

                                    Investment Company Act File Number 811-3955

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                    New York Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:  April 30

Date of reporting period: October 31, 2009

Item 1: Report to Stockholders

NEW YORK                                                        600 FIFTH AVENUE
DAILY TAX FREE                                                NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================

Dear Shareholder:

In a time of uncertainty it is comforting to know that some things never change. Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our investment philosophy and process is more credit focused than yield focused. Our goals of safety and preservation of capital continually drive our investment analysis and decisions.

Recently, a number of proposals, concerning the money market industry, have been made in the interest of providing greater stability, including recommendations from the Investment Company Institute Money Market Working Group, the Group of 30 headed by Paul Volcker, and from the Federal Reserve Chairman Ben Bernanke. These actions were taken in advance of anticipated rule changes by the Securities and Exchange Commission, which were formally proposed for comments in July, 2009. As the money market industry grapples with the appropriateness and impact of these initiatives, rest assured that Reich & Tang Funds continues to be very cautious given the recent events in our markets. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business. Our credit analysts are constantly monitoring the activity in the credit markets. Throughout this period of market turbulence, we have not owned any securities that have experienced credit delinquency or have been downgraded below Tier 1, however current and future portfolio holdings are subject to market risk.

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world's largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.natixis.com.

We appreciate your support during this turbulent period and thank you for your business. While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients.

We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for 35 years.

Sincerely,


/s/ Michael P. Lydon
----------------------------------------
Michael P. Lydon
President

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

NEW YORK DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED OCTOBER 31, 2009
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2009 through October 31, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT      EXPENSES PAID         ANNUALIZED
                                              VALUE 5/1/09     VALUE 10/31/09   DURING THE PERIOD *   EXPENSE RATIO *
                                           -----------------   --------------   -------------------   ---------------
             CLASS A SHARES
Actual                                         $1,000.00          $1,000.10            $3.23               0.64%
Hypothetical (5% return before expenses)       $1,000.00          $1,021.98            $3.26               0.64%

             CLASS B SHARES
Actual                                         $1,000.00          $1,000.30            $3.08               0.61%
Hypothetical (5% return before expenses)       $1,000.00          $1,022.13            $3.11               0.61%

   NEW YORK TAX EXEMPT LIQUIDITY FUND
          ("ADVANTAGE SHARES")
Actual                                         $1,000.00          $1,000.10            $3.18               0.63%
Hypothetical (5% return before expenses)       $1,000.00          $1,022.03            $3.21               0.63%

* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (May 1, 2009 through October 31, 2009), multiplied by 184/365 (to reflect the most recent fiscal half-year).

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009
(UNAUDITED)
================================================================================

                                                                                                                      RATINGS (a)
                                                                                                                   -----------------
    FACE                                                                         MATURITY  INTEREST      VALUE              STANDARD
   AMOUNT                                                                          DATE      RATE      (NOTE 1)    MOODY'S  & POOR'S
------------                                                                     --------  --------  ------------  -------  --------
TAX EXEMPT COMMERCIAL PAPER (2.54%)
$ 4,000,000   New York Long Island Power Authority
              LOC State Street Bank & Trust Company                              12/15/09    0.32%   $  4,000,000    P-1      A-1+
  3,000,000   New York State Environmental Quality
              LOC Bayerische Landesbank / Landesbank Hessen                      11/19/09    0.35       3,000,000    P-1       A-1
------------                                                                                         ------------
  7,000,000   TOTAL TAX EXEMPT COMMERCIAL PAPER                                                         7,000,000
------------                                                                                         ------------
TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS (21.14%)
$ 5,000,000   Board of Cooperative Educational Services, Albany,
              Schoharie, Schenectady and Saratoga Counties,
              NY RAN -- Series 2009 (b)                                          08/13/10    1.50%   $  5,019,208
  9,145,000   Cheektowaga CSD Erie County, NY BAN -- Series 2008A (b)            12/23/09    2.80       9,153,853
  5,040,000   City School District of the City of Corning, Steuben,
              Schuyler and Chemung Counties, NY BAN -- Series 2009 (b)           06/25/10    1.25       5,072,154
  4,000,000   City School District of the City of Geneva, Ontario County, NY
              RAN -- Series 2009 (b)                                             06/22/10    1.25       4,012,588
  1,500,000   City School District of the City of Hornell, Steuben County, NY
              RAN -- Series 2009 (b)                                             06/18/10    1.40       1,507,886
  2,129,404   City School District of the City of Saratoga Springs,
              Saratoga County, NY BAN -- Series 2009 (b)                         06/24/10    1.30       2,142,252
  2,400,000   Cobleskill-Richmondville CSD Schoharie, Otsego and
              Montgomery Counties, NY RAN -- Series 2009 (b)                     06/25/10    1.25       2,403,817
  4,000,000   Liverpool CSD Onondaga County, NY
              BAN -- Series 2009A (b)                                            07/09/10    1.10       4,031,151
  3,085,000   Longwood CSD Suffolk County, NY BAN -- Series 2009 (b)             06/11/10    0.90       3,105,452
  3,375,000   Middleburgh CSD Schoharie and Albany Counties, NY
              BAN -- Series 2009 (b)                                             07/22/10    1.30       3,397,800
  3,200,000   Mineola Union Free School District Nassau County, NY
              BAN -- Series 2009 (b)                                             06/30/10    1.25       3,210,417
  5,735,000   Oakfield-Alabama CSD Genesee and Orleans Counties, NY
              BAN -- Series 2009A (b)                                            06/16/10    1.25       5,761,394
  1,310,557   Southwestern CSD Chautauqua County, NY
              BAN -- Series 2009A                                                07/22/10    1.10       1,318,956   MIG-1
  1,946,000   Town of Boston, Erie County, NY BAN 2009B (b)                      09/30/10    1.25       1,959,138

   The accompanying notes are an integral part to these financial statements.

                                                                                                                      RATINGS (a)
                                                                                                                   -----------------
    FACE                                                                         MATURITY  INTEREST      VALUE              STANDARD
   AMOUNT                                                                          DATE      RATE      (NOTE 1)    MOODY'S  & POOR'S
------------                                                                     --------  --------  ------------  -------  --------
TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS (CONTINUED)
$  2,000,000  Warrensburg CSD Warren County, NY
              RAN -- Series 2009 (b)                                              06/18/10    1.25%  $  2,009,286
   4,100,000  West Genesee CSD Onondaga County, NY
              RAN -- Series 2009 (b)                                              11/20/09    0.90      4,100,209
------------                                                                                         ------------
  57,965,961  TOTAL TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS                                        58,205,561
------------                                                                                         ------------
VARIABLE RATE DEMAND INSTRUMENTS (C) (76.73%)
$  1,120,000  City of Albany IDA Senior Housing RB
              (South Mall Towers Albany, L.P. Project) -- Series 2003A (d)
              Collateralized by Federal National Mortgage Association            08/15/35    0.28%   $  1,120,000             A-1+
   8,000,000  County of Chautauqua, NY IDA Exempt Facility RB
              (NRG Dunkirk Power Project) -- Series 2009
              LOC Bank of America, N.A.                                          04/01/42    0.18       8,000,000              A-1
   2,075,000  County of Monroe, NY IDA RB
              (Jada Precision Plastics Co., Inc. Project) -- Series 1997 (d)
              LOC Bank of America, N.A.                                          12/01/13    0.35       2,075,000              A-1
   1,900,000  Dutchess County, NY IDA Civic Facility RB
              (Marist College Civic Facility Project) -- Series 2005 A
              LOC JPMorgan Chase Bank, N.A.                                      07/01/35    0.23       1,900,000             A-1+
   5,800,000  Eagle Tax -- Exempt Trust -- Series 20070157 Class A Certificates
              (New York City Municipal Water Finance Authority
              Water and Sewer System RB -- Fiscal 2006 Series A)                 06/15/39    0.20       5,800,000              A-1
     900,000  Forest City New Rochelle, NY RB Certificate Trust -- Series 2003
              LOC Wachovia Bank, N.A.                                            06/01/11    0.56         900,000   VMIG-1
   3,575,000  Long Island Power Authority, NY Electric System
              Subordinated RB Subseries 2A
              LOC WestLB AG                                                      05/01/33    0.24       3,575,000   VMIG-1    A-1+
   4,500,000  Metropolitan Transportation Authority, NY
              Dedicated Tax Fund Refunding Bonds -- Series 2008B-2
              LOC KBC Bank, N.V.                                                 11/01/34    0.18       4,500,000             A-1+
   5,000,000  Metropolitan Transportation Authority, NY
              Transportation RB -- Series 2008B-1
              LOC Scotia Bank                                                    11/01/34    0.18       5,000,000             A-1+

   The accompanying notes are an integral part to these financial statements.

                                                                                                                      RATINGS (a)
                                                                                                                   -----------------
    FACE                                                                         MATURITY  INTEREST      VALUE              STANDARD
   AMOUNT                                                                          DATE      RATE      (NOTE 1)    MOODY'S  & POOR'S
------------                                                                     --------  --------  ------------  -------  --------
VARIABLE RATE DEMAND INSTRUMENTS (C) (CONTINUED)
$  2,000,000  Metropolitan Transportation Authority, NY
              Transportation RB -- Series 2008B-2
              LOC BNP Paribas                                                    11/01/34    0.18%   $  2,000,000             A-1+
   4,575,000  New York City, NY GO -- Fiscal 1994, Series A-6
              LOC Landesbank Hessen                                              08/01/19    0.20       4,575,000   VMIG-1    A-1+
   1,760,000  New York City, NY GO -- Fiscal 2004, Series A-3
              LOC BNP Paribas                                                    08/01/31    0.20       1,760,000   VMIG-1    A-1+
   1,770,000  New York City, NY GO -- Fiscal 2004, Series A-6
              LOC Landesbank Baden -- Wurttemberg                                08/01/31    0.21       1,770,000   VMIG-1    A-1+
   5,000,000  New York City, NY GO -- Fiscal 2006, Series F-3
              LOC Royal Bank of Scotland PLC                                     09/01/35    0.20       5,000,000   VMIG-1    A-1+
   5,300,000  New York City, NY HDC Multi-Family Mortgage RB
              (Brookhaven Apartments Project) -- Series 2004A (d)
              LOC Citibank, N.A.                                                 01/01/36    0.29       5,300,000              A-1
   3,185,000  New York City, NY HDC Multi-Family Mortgage RB
              (Marseilles Apartments Project) -- Series 2004A
              LOC Citibank, N.A.                                                 12/01/34    0.22       3,185,000              A-1
   2,500,000  New York City, NY HDC Multi-Family Rental Housing RB
              (Royal Charter Properties -- East, Inc. Project) --
              Series 2005A Guaranteed by Federal National Mortgage Association   04/15/35    0.20       2,500,000   VMIG-1
   3,500,000  New York City, NY IDA Civic Facility RB
              (1991 Church of the Heavenly Rest Day School Project)
              LOC Commerce Bank                                                  07/01/21    0.20       3,500,000   VMIG-1
   2,100,000  New York City, NY IDA Civic Facility RB
              (American Society For Technion Project) -- Series 2003
              LOC Allied Irish Bank PLC                                          10/01/33    0.26       2,100,000   VMIG-1
     345,000  New York City, NY IDA Civic Facility RB
              (Epiphany Community Nursery School Project) -- Series 1997
              LOC Bank of New York Mellon                                        05/01/11    0.41         345,000   VMIG-1
   7,915,000  New York City, NY IDA Civic Facility RB
              (Jamaica First Parking, LLC Project) -- Series 2004
              LOC JPMorgan Chase Bank, N.A.                                      03/01/34    0.25       7,915,000             A-1+
   1,000,000  New York City, NY IDA Civic Facility RB
              (New York Law School Project) -- Series 2006B-1
              LOC Allied Irish Bank PLC                                          07/01/36    0.22       1,000,000   VMIG-1

   The accompanying notes are an integral part to these financial statements.

                                                                                                                      RATINGS (a)
                                                                                                                   -----------------
    FACE                                                                         MATURITY  INTEREST      VALUE              STANDARD
   AMOUNT                                                                          DATE      RATE      (NOTE 1)    MOODY'S  & POOR'S
------------                                                                     --------  --------  ------------  -------  --------
VARIABLE RATE DEMAND INSTRUMENTS (C) (CONTINUED)
$  4,865,000  New York City, NY IDA Civic Facility RB (The Convent of the
              Sacred Heart School of New York Project) -- Series 2002
              LOC Wachovia Bank, N.A.                                            11/01/32    0.20%   $  4,865,000   VMIG-1
   8,300,000  New York City, NY IDA Liberty RB
              (FC Hanson Office Associates, LLC Project) -- Series 2004
              LOC Lloyds PLC                                                     12/01/39    0.23       8,300,000   VMIG-1
   3,000,000  New York City, NY Transitional Finance Authority
              Future Tax Secured Bonds Fiscal 1999 Series B,
              Subseries B-3                                                      11/01/28    0.20       3,000,000   VMIG-1
   1,000,000  New York City, NY Transitional Finance Authority
              New York City Recovery Bonds Fiscal 2003 Series 1,
              Subseries 1B                                                       11/01/22    0.18       1,000,000   VMIG-1     A-1
   3,100,000  New York City, NY Trust for Cultural Resources RB
              (Alvin Ailey Dance Foundation) -- Series 2003
              LOC Citibank, N.A.                                                 07/01/33    0.22       3,100,000   VMIG-1     A-1
  10,000,000  New York Liberty Development Corporation RB
              (Goldman Sachs Headquarters Issue) -- Series 2005                  10/01/35    0.24      10,000,000              A-1
   4,500,000  New York State Dormitory Authority RB
              (Blythedale Children's Hospital) -- Series 2009
              LOC TD Bank, N.A.                                                  12/01/36    0.20       4,500,000   VMIG-1
   1,300,000  New York State Dormitory Authority RB
              (Cornell Univeristy) -- Series 2000A                               07/01/29    0.20       1,300,000   VMIG-1    A-1+
   1,470,000  New York State Dormitory Authority RB
              (LeMoyne College Project) -- Series 2009
              LOC TD Bank, N.A.                                                  01/01/39    0.20       1,470,000   VMIG-1
   1,850,000  New York State Energy Research & Development Authority
              Facilities RB (Consolidated Edison Company of New York, Inc.
              Project) -- Series 2004 C-2 (d)
              LOC Citibank, N.A.                                                 11/01/39    0.29       1,850,000   VMIG-1    A-1+
   1,500,000  New York State Energy Research & Development Authority
              Facilities RB (Consolidated Edison Company of New York, Inc.
              Project) -- Series 2004 C-3 (d)
              LOC Citibank, N.A.                                                 11/01/39    0.27       1,500,000   VMIG-1    A-1+

   The accompanying notes are an integral part to these financial statements.

                                                                                                                      RATINGS (a)
                                                                                                                   -----------------
    FACE                                                                         MATURITY  INTEREST      VALUE              STANDARD
   AMOUNT                                                                          DATE      RATE      (NOTE 1)    MOODY'S  & POOR'S
------------                                                                     --------  --------  ------------  -------  --------
VARIABLE RATE DEMAND INSTRUMENTS (C) (CONTINUED)
$  3,300,000  New York State Energy Research & Development Authority
              (Long Island Lighting Company Project) -- Series 1997A (d)
              LOC Royal Bank of Scotland                                         12/01/27    0.25%   $  3,300,000   VMIG-1
   2,400,000  New York State Housing Finance Agency RB
              (101 West End Avenue Project) -- Series 2000A (d)
              Guaranteed by Federal National Mortgage Association                05/15/31    0.25       2,400,000   VMIG-1
   2,000,000  New York State Housing Finance Agency RB
              (125 West 31st Project) -- Series 2005A (d)
              Guaranteed by Federal National Mortgage Association                05/15/38    0.20       2,000,000   VMIG-1
   4,100,000  New York State Housing Finance Agency RB
              (350 West 43rd Street Project) -- Series 2004A (d)
              LOC Landesbank Hessen -- Thuringen Girozentrale                    11/01/34    0.28       4,100,000   VMIG-1
   1,000,000  New York State Housing Finance Agency RB
              (505 West 37th Street Housing Project)
              LOC Landesbank Hessen -- Thuringen Girozentrale                    05/01/42    0.20       1,000,000   VMIG-1
   5,000,000  New York State Housing Finance Agency RB
              (600 West 42nd Street Housing) -- Series 2009A
              LOC Bank of New York Mellon                                        11/01/41    0.22       5,000,000   VMIG-1
   7,800,000  New York State Housing Finance Agency RB
              (Archstone Westbury Apartments Project) -- Series 2004A (d)
              LOC Bank of America, N.A.                                          11/01/36    0.25       7,800,000   VMIG-1
   8,000,000  New York State Housing Finance Agency RB
              (Brook Avenue Apartments Project) -- Series 2007A (d)
              LOC Bank of America, N.A.                                          11/01/37    0.27       8,000,000   VMIG-1
   3,900,000  New York State Housing Finance Agency RB
              (Capitol Green Apartments Housing) -- Series 2006 A (d)
              Guaranteed by Federal National Mortgage Association                05/15/36    0.22       3,900,000   VMIG-1
   2,000,000  New York State Housing Finance Agency RB
              (Historic Front Street Project) -- Series 2003A
              LOC Landesbank Hessen -- Thuringen Girozentrale                    11/01/36    0.22       2,000,000   VMIG-1
   3,750,000  New York State Housing Finance Agency RB
              (Kew Gardens Hills Housing Project) -- 2006 Series A (d)
              Guaranteed by Federal National Mortgage Association                05/15/36    0.23       3,750,000   VMIG-1

   The accompanying notes are an integral part to these financial statements.

                                                                                                                      RATINGS (a)
                                                                                                                   -----------------
    FACE                                                                         MATURITY  INTEREST      VALUE              STANDARD
   AMOUNT                                                                          DATE      RATE      (NOTE 1)    MOODY'S  & POOR'S
------------                                                                     --------  --------  ------------  -------  --------
VARIABLE RATE DEMAND INSTRUMENTS (C) (CONTINUED)
$    650,000  New York State Housing Finance Agency RB
              (Normandie Court I Housing Project) -- Series 1991A
              LOC Landesbank Hessen -- Thuringen Girozentrale                    05/15/15    0.20%   $    650,000   VMIG-1    A-1+
   5,000,000  New York State Housing Finance Agency RB
              (The Victory Housing Project) -- 2001 Series A (d)
              Guaranteed by Federal Home Loan Mortgage Corporation               11/01/33    0.20       5,000,000   VMIG-1
   6,200,000  New York State Housing Finance Agency
              Service Contract RB -- Series 2003B
              LOC BNP Paribas                                                    03/15/26    0.20       6,200,000             A-1+
   7,295,000  New York State Local Government Assistance
              Corporation -- Series 1995F
              LOC Societe Generale                                               04/01/25    0.20       7,295,000   VMIG-1    A-1+
   2,754,000  New York State Local Government Assistance Corporation
              (A Public Benefit Corporation of the State of
              New York) -- Series 1995B
              LOC The Bank of Nova Scotia                                        04/01/25    0.20       2,754,000   VMIG-1    A-1+
   3,500,000  New York State Urban Development Corporation Service
              Contract Revenue Refunding Bonds, Series 2008A-1
              LOC Wachovia Bank, N.A.                                            01/01/30    0.20       3,500,000             A-1+
   9,500,000  New York State Urban Development Corporation Service
              Contract Revenue Refunding Bonds, Series 2008A-5
              LOC TD Bank, N.A.                                                  01/01/30    0.20       9,500,000             A-1+
   3,770,000  North Amityville Fire Company Inc., Fire Department
              RB -- Series 2003
              LOC Citibank, N.A.                                                 09/01/23    0.40       3,770,000              A-1
   4,000,000  Suffolk County, NY IDA Civic Facility RB
              (St. Anthony's High School Civic Facility) -- Series 2006
              LOC U.S. Bank, N.A.                                                12/01/36    0.19       4,000,000             A-1+
   5,700,000  Suffolk County, NY IDA Civic Facility RB
              (Touro College Project) -- Series 2007
              LOC JPMorgan Chase Bank, N.A.                                      06/01/37    0.20       5,700,000   VMIG-1    A-1+
   1,500,000  Town of Riverhead, NY IDA RB
              (Altaire Pharmaceuticals, Inc. Facility) -- Series 1998 (d)
              LOC Bank of New York Mellon                                        10/01/13    0.60       1,500,000    P-1      A-1+

   The accompanying notes are an integral part to these financial statements.

                                                                                                                       RATINGS (a)
                                                                                                                   -----------------
    FACE                                                                         MATURITY  INTEREST      VALUE              STANDARD
   AMOUNT                                                                          DATE      RATE      (NOTE 1)    MOODY'S  & POOR'S
------------                                                                     --------  --------  ------------  -------  --------
VARIABLE RATE DEMAND INSTRUMENTS (C) (CONTINUED)
$  3,400,000  Triborough Bridge and Tunnel Authority General RB
              (MTA Bridge and Tunnels) -- Series 2001B
              LOC State Street Bank & Trust Company                              01/01/32    0.18%   $  3,400,000   VMIG-1    A-1+
------------                                                                                         ------------
 211,224,000  TOTAL VARIABLE RATE DEMAND INSTRUMENTS                                                  211,224,000
------------                                                                                         ------------
              TOTAL INVESTMENTS (100.41%) (COST $276,429,561 +)                                      $276,429,561
              LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (-0.41%)                                  (1,132,694)
                                                                                                     ------------
              NET ASSETS (100.00%)                                                                   $275,296,867
                                                                                                     ============

+ Aggregate cost for federal income taxes is identical. All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  Security subject to alternative minimum tax.

KEY:

BAN   =   Bond Anticipation Note
CSD   =   Central School District
GO    =   General Obligation
HDC   =   Housing Development Corporation
IDA   =   Industrial Development Agency
LOC   =   Letter of Credit
RAN   =   Revenue Anticipation Note
RB    =   Revenue Bond

   The accompanying notes are an integral part to these financial statements.

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE

STATE          VALUE     % OF PORTFOLIO
--------   ------------  --------------
New York   $276,429,561      100.00%
           ------------      ------
TOTAL      $276,429,561      100.00%
           ============      ======

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY

SECURITIES
MATURING IN             VALUE     % OF PORTFOLIO
-----------------   ------------  --------------
Less than 31 days   $218,324,208       78.98%
31 through 60         13,153,853        4.76
61 through 90                -0-        0.00
91 through 120               -0-        0.00
121 through 180              -0-        0.00
Over 180 days         44,951,500       16.26
                    ------------      ------
TOTAL               $276,429,561      100.00%
                    ============      ======

   The accompanying notes are an integral part to these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2009
(UNAUDITED)
================================================================================

ASSETS
   Investments in securities, at amortized cost (Note 1)     $276,429,561
   Accrued interest receivable                                    636,412
   Prepaid expenses                                                 7,577
                                                             ------------
      Total assets                                            277,073,550
                                                             ------------
LIABILITIES
   Payable to affiliates (Note 2)                                  75,991
   Due to Custodian                                             1,590,601
   Accrued expenses                                               109,764
   Dividends payable                                                  327
                                                             ------------
      Total liabilities                                         1,776,683
                                                             ------------
   NET ASSETS                                                $275,296,867
                                                             ============
SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 5)   $275,295,449
   Accumulated net realized gain                                    1,418
                                                             ------------
   NET ASSETS                                                $275,296,867
                                                             ============

NET ASSET VALUE, PER SHARE (NOTE 5):

CLASS NAME          NET ASSETS   SHARES OUTSTANDING  NET ASSET VALUE
Class A Shares     $160,987,508      160,985,199          $1.00
Class B Shares     $  8,347,931        8,347,811          $1.00
Advantage Shares   $105,961,428      105,959,909          $1.00

   The accompanying notes are an integral part to these financial statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2009
(UNAUDITED)
================================================================================

INVESTMENT INCOME
INCOME:
   Interest                                                    $  954,948
                                                               ----------
EXPENSES: (NOTE 2)
   Investment management fee                                      445,014
   Administration fee                                             311,509
   Distribution fee (Advantage Shares)                            236,465
   Shareholder servicing fee (Class A)                            182,318
   Shareholder servicing fee (Advantage Shares)                   131,370
   Custodian expenses                                               9,913
   Shareholder servicing and related shareholder expenses +        73,521
   Legal, compliance and filing fees                               61,718
   Audit and accounting                                            67,787
   Directors' fees and expenses                                    20,238
   Other expenses                                                  63,114
                                                               ----------
      Total expenses                                            1,602,967
         Less: Fees Waived (Note 2)                              (658,001)
                                                               ----------
   Net expenses                                                   944,966
                                                               ----------
Net investment income                                               9,982
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                             1,418
                                                               ----------
Increase in net assets from operations                         $   11,400
                                                               ==========

+ Includes class specific transfer agency expenses, after fee waivers, of $13,940 and $869 for Class A and Class B, respectively.

   The accompanying notes are an integral part to these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                    SIX MONTHS ENDED        YEAR
                                                                    OCTOBER 31, 2009        ENDED
                                                                       (UNAUDITED)     APRIL 30, 2009
                                                                    ----------------   --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income                                              $      9,982      $  3,415,537
   Net realized gain on investments                                          1,418            18,246
                                                                      ------------      ------------
   Increase in net assets from operations                                   11,400         3,433,783
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME*:
   Class A Shares                                                           (3,416)       (2,361,675)
   Class B Shares                                                           (2,334)         (164,672)
   Advantage Shares                                                         (4,232)         (889,190)
                                                                      ------------      ------------
   Total dividends to shareholders                                          (9,982)       (3,415,537)
DISTRIBUTIONS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
   Class A Shares                                                           (7,399)              -0-
   Class B Shares                                                             (383)              -0-
   Advantage Shares                                                         (4,136)              -0-
                                                                      ------------      ------------
   Total dividends to shareholders                                         (11,918)              -0-
CAPITAL SHARE TRANSACTIONS (NOTE 5):
   Class A Shares                                                      (29,148,635)      (83,326,060)
   Class B Shares                                                       (2,647,323)       (4,854,494)
   Advantage Shares                                                      1,834,290        (6,934,992)
                                                                      ------------      ------------
   Total capital share transactions                                    (29,961,668)      (95,115,546)
                                                                      ------------      ------------
      Total increase (decrease)                                        (29,972,168)      (95,097,300)
NET ASSETS:
   Beginning of period                                                 305,269,035       400,366,335
                                                                      ------------      ------------
   End of period                                                      $275,296,867      $305,269,035
                                                                      ============      ============
UNDISTRIBUTED NET INVESTMENT INCOME                                   $        -0-      $        -0-
                                                                      ============      ============

*    Designated as exempt-interest dividends for federal income tax purposes.

   The accompanying notes are an integral part to these financial statements.

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. SUMMARY OF ACCOUNTING POLICIES

New York Daily Tax Free Income Fund, Inc. (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund is a short-term, tax exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. The Fund has three classes of stock authorized, Class A, Class B and Advantage Shares.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     A) VALUATION OF SECURITIES -

     Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME -

     Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

     C) FEDERAL INCOME TAXES -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements.

     Consistent with the provisions of ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, management evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.

     In addition, these rules require management of the Fund to analyze all open tax years, fiscal years 2006-2008 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended October 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

     D) DIVIDENDS AND DISTRIBUTIONS -

     Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

     E) ACCOUNTING ESTIMATES -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     F) REPRESENTATIONS AND INDEMNIFICATIONS -

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

     G) ALLOCATION OF INCOME AND EXPENSES -

     The Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the period ended October 31, 2009, class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments were allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

     H) RISKS -

     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

     Since, many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at October 31, 2009, Reich & Tang Asset Management LLC (the "Manager") and Reich & Tang Distributors, Inc. (the "Distributor") have historically waived their fees to maintain a minimum nonnegative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager, equal to an annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor, an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee based on the average daily net assets of the respective share classes equal to 0.20% for Class A Shares and 0.25% for Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives 0.45% per annum in distribution fees based on the Advantage Shares' average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

As of October 31, 2009, the following amounts included in the Statement of Assets and Liabilities were payable to affiliates of the Fund:

FEE TYPE                    AFFILIATE   AMOUNT
-------------------------   ---------  --------
Investment management fee    Manager   $ 70,672
Administration fee           Manager      5,319
                                       --------
Total                                  $ 75,991
                                       ========

For the period ended October 31, 2009, the following fees were waived by the Manager, Distributor and Reich & Tang Services, Inc. (the "TA"):

Administration fees                              $152,945
Distribution fees -- Advantage Shares             236,422
Shareholder servicing fees -- Class A Shares      142,697
Shareholder servicing fees -- Advantage Shares    102,852
Transfer agency fees -- Class A Shares             21,674
Transfer agency fees -- Class B Shares              1,411
                                                 --------
Total fees waived                                $658,001
                                                 ========

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions. The Manager, Distributor and TA have no right to recoup prior fee waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $7,000 per annum, plus a fee of $1,375 per Board of Directors meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. The Advantage shares do not participate in the Transfer Agency Agreement. For the period ended October 31, 2009, these fees, after fee waivers, amounted to:

                              AMOUNT    %
                             -------  -----
Class A shares               $23,534  0.03%
Class B shares                   885  0.02%
                             -------
Total Transfer Agency Fees   $24,419
                             =======

As of October 31, 2009, certain Directors and Officers had investments in the Fund representing less than 1% of the Fund.

3. SECURITIES TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the period ended October 31, 2009, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

Purchases        $44,050,000
Sales             28,100,000
Gains/(Losses)           -0-

4. COMPENSATING BALANCE AGREEMENT

Pursuant to a compensating balance arrangement, the Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the "Bank"). To compensate the Bank for such activity, the Fund may leave funds or overdraft funds as a compensating balance in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit, if any, are offset against the Fund's safekeeping fees which are included in the Statement of Operations under the caption custodian expenses.

5. CAPITAL STOCK

At October 31, 2009, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                            SIX MONTHS ENDED                     YEAR
                                            OCTOBER 31, 2009                     ENDED
                                               (UNAUDITED)                  APRIL 30, 2009
                                      ----------------------------   ----------------------------
CLASS A SHARES                          Net Assets       Shares        Net Assets       Shares
-----------------------------------   -------------   ------------   -------------   ------------
Sold                                  $ 255,396,486    255,396,486   $ 813,135,806    813,135,806
Issued on reinvestment of dividends          12,543         12,543       2,280,539      2,280,539
Redeemed                               (284,557,664)  (284,557,664)   (898,745,554)  (898,745,554)
Additional paid-in-capital*                     -0-            -0-           3,149            -0-
                                      -------------   ------------   -------------   ------------
Net increase (decrease)               $ (29,148,635)   (29,148,635)  $ (83,326,060)   (83,329,209)
                                      =============   ============   =============   ============

                                            SIX MONTHS ENDED                    YEAR
                                            OCTOBER 31, 2009                    ENDED
                                              (UNAUDITED)                   APRIL 30, 2009
                                      ---------------------------   ----------------------------
CLASS B SHARES                          Net Assets       Shares       Net Assets       Shares
-----------------------------------   -------------   -----------   -------------   ------------
Sold                                   $ 11,984,534    11,984,534   $  78,688,926     78,688,926
Issued on reinvestment of dividends           3,566         3,566         173,701        173,701
Redeemed                                (14,635,423)  (14,635,423)    (83,717,311)   (83,717,311)
Additional paid-in-capital*                     -0-           -0-             190            -0-
                                       ------------   -----------   -------------   ------------
Net increase (decrease)                $ (2,647,323)   (2,647,323)  $  (4,854,494)    (4,854,684)
                                       ============   ===========   =============   ============

ADVANTAGE SHARES                        NET ASSETS       SHARES       NET ASSETS       SHARES
-----------------------------------   -------------   -----------   -------------   ------------
Sold                                   $ 54,343,683    54,343,683   $ 187,534,296    187,534,296
Issued on reinvestment of dividends          10,085        10,085         947,174        947,174
Redeemed                                (52,519,478)  (52,519,478)   (195,417,342)  (195,417,342)
Additional paid-in-capital*                     -0-           -0-             880            -0-
                                       ------------   -----------   -------------   ------------
Net increase (decrease)                $  1,834,290     1,834,290   $  (6,934,992)    (6,935,872)
                                       ============   ===========   =============   ============

* During the fiscal year ended April 30, 2009, the TA allocated amounts to the Fund related to aged items below $50 or for which shareholder data was unavailable.

6. CONCENTRATION OF CREDIT RISK

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 71% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

7. TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year end.

8. ADDITIONAL VALUATION INFORMATION

Under the provisions of "Fair Value Measurements and Disclosures" (the "Fair Value Statement"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. The Fair Value Statement establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

                                                            QUOTED PRICES IN ACTIVE  SIGNIFICANT OTHER   SIGNIFICANT
                                                             MARKETS FOR IDENTICAL       OBSERVABLE     UNOBSERVABLE
                                                                     ASSETS                INPUTS          INPUTS
DESCRIPTION                                                        (LEVEL 1)             (LEVEL 2)        (LEVEL 3)
---------------------------------------------------------   -----------------------  -----------------  ------------
Debt securities issued by states of the United States and
   political subdivisions of the states                               $-0-              $276,429,561        $-0-
                                                                      ----              ------------        ----
Total                                                                 $-0-              $276,429,561        $-0-
                                                                      ====              ============        ====

For the period ended October 31, 2009, there was no Level 1 or 3 investments.

9. SUBSEQUENT EVENTS

Events and transactions from November 1, 2009 through December 30, 2009 have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Fund's financial statements through this date.

10. FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS ENDED                   YEAR ENDED APRIL 30,
                                                  OCTOBER 31, 2009   ----------------------------------------------------
CLASS A SHARES                                       (UNAUDITED)       2009       2008       2007       2006       2005
-----------------------------------------------   ----------------   --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
(for a share outstanding throughout the period)
Net asset value, beginning of period                  $   1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      --------       --------   --------   --------   --------   --------
Income from investment operations:
   Net investment income                                 0.000          0.009      0.025      0.027      0.019      0.007
   Net realized and unrealized gain(loss) on
      investments                                        0.000          0.000      0.000         --      0.000         --
                                                      --------       --------   --------   --------   --------   --------
   Total from investment operations                      0.000          0.009      0.025      0.027      0.019      0.007
Less distributions from:
   Dividends from net investment income                 (0.000)        (0.009)    (0.025)    (0.027)    (0.019)    (0.007)
   Net realized gains(loss) on investments              (0.000)            --         --         --     (0.000)        --
                                                      --------       --------   --------   --------   --------   --------
   Total distributions                                  (0.000)        (0.009)    (0.025)    (0.027)    (0.019)    (0.007)
                                                      --------       --------   --------   --------   --------   --------
Net asset value, end of period                        $   1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      ========       ========   ========   ========   ========   ========
TOTAL RETURN                                              0.01%(a)       0.92%      2.50%      2.73%      1.93%      0.70%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                     $160,988       $190,143   $273,458   $218,850   $285,247   $283,134
Ratios to average net assets:
   Expenses (b)                                           0.64%(c)       0.89%      0.86%      0.87%      0.86%      0.86%
   Net investment income                                  0.00%(c)       0.96%      2.44%      2.69%      1.91%      0.70%
   Administration fees waived                             0.10%(c)         --         --         --         --         --
   Shareholder servicing fees waived                      0.16%(c)       0.00%        --         --         --         --
   Transfer agency fees waived                            0.02%(c)         --         --         --         --         --
   Expenses paid indirectly                                 --             --       0.00%      0.00%      0.00%      0.00%

(a)  Unannualized

(b)  Includes expenses paid indirectly, if applicable

(c)  Annualized

                                                  SIX MONTHS ENDED                 YEAR ENDED APRIL 30,
                                                  OCTOBER 31, 2009   -----------------------------------------------
CLASS B SHARES                                       (UNAUDITED)       2009      2008      2007      2006      2005
-----------------------------------------------   ----------------   -------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE:
(for a share outstanding throughout the period)
Net asset value, beginning of period                   $  1.00       $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                       -------       -------   -------   -------   -------   -------
Income from investment operations:
   Net investment income                                 0.000         0.011     0.027     0.029     0.021     0.009
   Net realized and unrealized gain (loss) on
      investments                                        0.000         0.000     0.000        --     0.000        --
                                                       -------       -------   -------   -------   -------   -------
   Total from investment operations                      0.000         0.011     0.027     0.029     0.021     0.009
Less distributions from:
   Dividends from net investment income                 (0.000)       (0.011)   (0.027)   (0.029)   (0.021)   (0.009)
   Net realized gains(loss) on investments              (0.000)           --        --        --    (0.000)       --
                                                       -------       -------   -------   -------   -------   -------
   Total distributions                                  (0.000)       (0.011)   (0.027)   (0.029)   (0.021)   (0.009)
                                                       -------       -------   -------   -------   -------   -------
Net asset value, end of period                         $  1.00       $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                       =======       =======   =======   =======   =======   =======
TOTAL RETURN                                              0.03%(a)      1.13%     2.71%     2.93%     2.14%     0.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                      $ 8,348       $10,996   $15,849   $32,597   $33,330   $39,831
Ratios to average net assets:
   Expenses (b)                                           0.61%(c)      0.68%     0.65%     0.68%     0.67%     0.66%
   Net investment income                                  0.05%(c)      1.24%     2.80%     2.90%     2.14%     0.88%
   Administration fees waived                             0.10%(c)        --        --        --        --        --
   Transfer agency fees waived                            0.03%(c)        --        --        --        --        --
   Expenses paid indirectly                                 --            --      0.00%     0.00%     0.00%     0.00%

(a)  Unannualized

(b)  Includes expenses paid indirectly, if applicable

(c)  Annualized

ADVANTAGE SHARES                                  SIX MONTHS ENDED                  YEAR ENDED APRIL 30,
-----------------------------------------------   OCTOBER 31, 2009   -------------------------------------------------
                                                     (UNAUDITED)       2009       2008       2007      2006      2005
                                                  ----------------   --------   --------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE:
(for a share outstanding throughout the period)
Net asset value, beginning of period                  $   1.00       $   1.00   $   1.00    $ 1.00    $ 1.00    $ 1.00
                                                      --------       --------   --------   -------   -------   -------
Income from investment operations:
   Net investment income                                 0.000          0.008      0.023     0.025     0.018     0.006
   Net realized and unrealized gain(loss) on
      investments                                        0.000          0.000      0.000        --     0.000        --
                                                      --------       --------   --------   -------   -------   -------
   Total from investment operations                      0.000          0.008      0.023     0.025     0.018     0.006
Less distributions from:
   Dividends from net investment income                 (0.000)        (0.008)    (0.023)   (0.025)   (0.018)   (0.006)
   Net realized gains(loss) on investments              (0.000)            --         --        --    (0.000)       --
                                                      --------       --------    -------   -------   -------   -------
   Total distributions                                  (0.000)        (0.008)    (0.023)   (0.025)   (0.018)   (0.006)
                                                      --------        -------    -------   -------   -------   -------
Net asset value, end of period                        $   1.00       $   1.00   $   1.00   $  1.00    $ 1.00    $ 1.00
                                                      ========       ========   ========   =======   =======   =======
TOTAL RETURN                                              0.01%(a)       0.80%      2.34%     2.58%     1.79%     0.61%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                       $105,961       $104,130   $111,059   $72,419   $66,680   $71,563
Ratios to average net assets:
   Expenses (net of fees waived) (b)                      0.63%(c)       1.01%      1.02%     1.02%     1.01%     0.95%
   Net investment income                                  0.01%(c)       0.79%      2.26%     2.55%     1.77%     0.63%
   Administration fees waived                             0.10%(c)         --         --        --        --        --
   Distribution and shareholder servicing fees
      waived                                              0.65%(c)       0.33%      0.28%     0.30%     0.31%     0.36%
  Expenses paid indirectly                                  --             --       0.00%     0.00%     0.00%     0.00%

(a)  Unannualized

(b)  Includes expenses paid indirectly, if applicable

(c)  Annualized

ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

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

                     This page was intentionally left blank.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.

NEW YORK DAILY TAX FREE INCOME FUND, INC.
   600 Fifth Avenue
   New York, New York 10020

MANAGER
   Reich & Tang Asset Management, LLC
   600 Fifth Avenue
   New York, New York 10020

CUSTODIAN
   The Bank of New York Mellon
   2 Hanson Place, 7th Floor
   Brooklyn, New York 11217

TRANSFER AGENT & DIVIDEND DISBURSING AGENT
   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020

DISTRIBUTOR
   Reich & Tang Distributor, Inc.
   600 Fifth Avenue
   New York, New York 10020

                    NEW YORK DAILY TAX FREE INCOME FUND, INC.

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2009
                                   (UNAUDITED)

NY 10/09S

--------------------------------------------------------------------------------
Item 2: Code of Ethics

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3: Audit Committee Financial Expert

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4: Principal Accountant Fees and Services

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5: Audit Committee of Listed Registrants

Not applicable.

Item 6: Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11: Exhibits

(a)(1) Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New York Daily Tax Free Income Fund, Inc.

                             /s/ Christine Manna, Secretary
By (Signature and Title)*______________________________________________________
                                 Christine Manna, Secretary

Date: December 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                /s/ Michael P. Lydon
By (Signature and Title)*______________________________________________________
                                    Michael P. Lydon, President

Date: December 28, 2009

                        /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                            Joseph Jerkovich, Treasurer and Assistant Secretary

Date: December 28, 2009

* Print the name and title of each signing officer under his or her signature.